COMMITMENTS AND CONTINGENCIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES

NOTE 7. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on February 4, 2021, the holders of the Founder Shares, as well as the holders of the Private Warrants (and underlying securities) and any warrants issued in payment of Working Capital Loans made to the Company (and underlying securities) will have registration and stockholder rights pursuant to an agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants (and underlying securities) can elect to exercise these registration rights at any time after the consummation of a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration and stockholder rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. On May 14, 2024, the Company filed a registration statement on Form S-1 to register the resale of up to 37,885,852 shares of Common Stock by the selling stockholders named in the registration statement. The Company will not receive any of the proceeds from these sales.

Business Combination Marketing Agreement

The Company engaged the underwriters as advisors in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’s attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the potential Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the underwriters the marketing fee for such services upon the consummation of our initial business combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Initial Public offering or $7,043,750.

In connection with the Closing, the Company and Chardan Capital Markets LLC (“Chardan”) agreed that the fee, in the amount of $7,043,750, payable by the Company to Chardan upon the Closing pursuant to the terms of the business combination marketing agreement entered into in connection with Quantum’s initial public offering, would be waived in exchange for the issuance by the Company to Chardan of a convertible promissory note in the aggregate principal amount of $4,150,000. Such note (the “Chardan Note”) was issued by the Company at the Closing.

The Chardan Note has a stated maturity date of February 9, 2028. Interest accrues at a rate per annum equal to 13%, and is payable quarterly on the first day of each calendar quarter. On each interest payment date, the accrued and unpaid interest shall, at the election of the Company, be either paid in cash or, subject to the satisfaction of certain conditions, in shares of Common Stock, at a rate equal to 85% of the VWAP for the trading day immediately prior to the applicable interest payment date. The Chardan Note is convertible, in whole or in part, into shares of Common Stock at the election of the holder at any time at a conversion price equal to 90% of the VWAP of the Common Stock for the trading day immediately preceding the applicable conversion date. In addition, on each conversion date the Company is required to pay to Chardan in cash (or, at the Company’s option and subject to certain conditions, a combination of cash and Common Stock) all accrued interest on the Chardan Note and all interest that would otherwise accrue on the amount of the Note being converted if such converted amount would be held to three years after the applicable conversion date. Conversion of the Chardan Note, including the issuance of shares to pay interest thereon, is limited to the extent that such conversion would result in Chardan (together with its affiliates and any other persons acting as a group together with Chardan or its affiliates) beneficially owning in excess of 9.99% of the outstanding shares of Common Stock outstanding immediately prior to such conversion. The conversion price applicable to the Chardan Note is subject to adjustment is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like, and is subject to price-based adjustment, on a “full ratchet” basis, in the event of any issuances of Common Stock, or securities convertible, exercisable or exchangeable for, Common Stock at a price below the then-applicable conversion price (subject to certain exceptions). The Chardan Note is subject to a demand for immediate repayment in cash upon the occurrence of certain events of default specified therein.

Also on February 9, 2024, the Company entered into a registration rights agreement with Chardan (the “Chardan Registration Rights Agreement”), pursuant to which the Company agreed, among other things, to file with the U.S. Securities and Exchange Commission within 45 days after the Closing Date a registration statement registering the resale of the shares of Common Stock issuable upon exercise of the Chardan Note and to use its reasonable best efforts to have such registration statement declared effective as soon as possible after filing. If the registration statement is not filed within 45 days after the Closing or is not effective within a specified period after the Closing (or if effectiveness is subsequently suspended or terminated for at least 15 days, subject to certain exceptions), then the interest rate of the Chardan Note will increase by 2% for each week that such event continues. The Chardan Registration Rights Agreement also provides that the Company is obligated to file additional registration statements under certain circumstances, and provides Chardan with customary “piggyback” registration rights.

Non-Redemption Agreement

On August 1, 2023, the Company and Quantum Ventures entered into a non-redemption agreement (the “Non-Redemption Agreement”) with Funicular Funds, LP (the “Holder”) in exchange for the Holder agreeing either not to request redemption in connection with the Extension (as defined below) or to reverse any previously submitted redemption demand in connection with the Extension with respect to an aggregate of 2,351,800 shares of common stock at the special meeting of stockholders called by the Company to, among other things, approve an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company must consummate an initial business combination to up to February 9, 2024 or such earlier date as is determined by the board of directors of the Company to be in the best interests of the Company (the “Extension”). In consideration of the foregoing agreement, immediately prior to, and substantially concurrently with, the closing of an initial business combination, (i) Quantum Ventures (or its designees or transferees) will surrender and forfeit to the Company for no consideration an aggregate of 235,180 shares of common stock held by Quantum Ventures (the “Forfeited Shares”) and an aggregate of 235,180 warrants held by Quantum Ventures to purchase 235,180 shares of common stock (the “Forfeited Warrants”) and (ii) the Company shall issue to the Holder a number shares of common stock equal to the number of Forfeited Shares and a number of warrants to purchase shares of common stock equal to the number of Forfeited Warrants. As a result of the closing of the Business Combination, there is no further obligation regarding the Non-Redemption Agreement, as such the liability was trued up as of February 9, 2024 and transferred to permanent equity as the shares have been transferred.

Expense Settlements

In connection with the Closing, AtlasClear Holdings agreed to settle certain accrued expenses and other obligations to certain parties through the issuance of shares of Common Stock. Pursuant to such arrangements, on February 9, 2024, AtlasClear Holdings issued an aggregate of 2,201,010 shares of Common Stock in settlement of obligations in the aggregate amount of $5,448,933, including the issuance of 2,000,000 shares of Common Stock to Qvent, LLC, an affiliate of Quantum Ventures, in settlement of an aggregate of $4,577,569 advanced to Quantum through the Closing Date. Additionally, on the Closing Date, AtlasClear Holdings issued notes to settle other expenses of Quantum in the aggregate principal amount of approximately $3.3 million, some of which are convertible into shares of Common Stock.

Additional Settlements

●	Grant Thornton LLP – 46,010 shares of Common Stock that were issued to Grant Thornton LLP (“Grant Thornton”), pursuant to a Satisfaction and Discharge Agreement, dated as of February 9, 2024, between Grant Thornton and the Company (the “Grant Thornton Agreement”), in lieu of payment for services in the amount of $460,100, at a price per share of $10.00.
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IB Capital LLC – 155,000 shares of Common Stock that were issued to IB Capital LLC (“IB”), pursuant to a Satisfaction and Discharge Agreement, dated as of February 9, 2024, between IB and the Company (the “IB Agreement”), in lieu of payment for services in the amount of $355,000, at a price per share of $2.29.

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Outside The Box Capital Inc. – 20,000 shares of Common Stock that were issued to Outside The Box Capital Inc. (“OTB”), pursuant to a Marketing Services Agreement, dated as of September 13, 2023, between OTB and Quantum (the “OTB Agreement”), as payment in shares for services rendered to Quantum valued at $10 per share for total consideration paid of $200,000.

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Carriage House Capital, Inc. – up to 350,000 shares of Common Stock that were issued, or may become issuable, to Carriage House Capital, Inc. (“Carriage”), pursuant to the Consulting Agreement, dated as of February 19, 2024, between Carriage and the Company (the “Carriage Agreement”), as partial consideration for consulting services rendered to the Company, at the price per share of $4.98 on the day of issuance. The total consideration due under the Consulting Agreement is 350,000 shares of Common Stock, 100,007 shares of which were due upon signing of the contract and 27,777 shares of which are due in months four through twelve from the date of signing. As of March 31, 2024, 100,000 shares were issued, and were valued at $4.98 per share as agreed upon consideration. The Stock payable for the remaining 250,000 shares was valued at $1,244,965 and recorded as a stock payable.

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Interest Solutions, LLC – up to 298,017 shares of Common Stock that may become issuable to Interest Solutions, LLC (“Interest Solutions”), pursuant to a convertible promissory note, dated as of February 9, 2024, in the aggregate principal amount of $275,000 (the “Interest Solutions Note”) at a price per share of $1.00. Accrued interest on the Interest Solutions Note is payable monthly, beginning on June 30, 2024, at a rate of 13% per annum. Until all payments have been made to the Wilson-Davis Sellers, interest on the Interest Solutions Note may be paid in cash or shares of Common Stock valued at the then-current conversion price. Thereafter, all accrued interest must be paid in cash. As of March 31, 2024, the amount is included in Promissory note payable.

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JonesTrading Institutional Services LLC – up to 375,000 shares of Common Stock that may become issuable to JonesTrading Institutional Services LLC (“JonesTrading”), pursuant to a convertible promissory note, dated as of February 9, 2024, in the aggregate principal amount of $375,000 (the “JonesTrading Note”) at a price per share of $1.00. Accrued interest on the JonesTrading Note is payable monthly, beginning on June 30, 2024, at a rate of 13% per annum. Until all payments have been made to the Wilson-Davis Sellers, interest on the Interest Solutions Note may be paid in cash or shares of Common Stock valued at the then-current conversion price. Thereafter, all accrued interest must be paid in cash. As of March 31, 2024, the amount is included in Promissory note payable.

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Winston & Strawn LLP – up to 833,333 shares of Common Stock that may become issuable to Winston & Strawn LLP (“Winston & Strawn”), pursuant to a subscription agreement, dated as of February 9, 2024, between Winston & Strawn and the Company (the “Winston & Strawn Agreement”) at a price per share of $1.00. Pursuant to the Winston Agreement, the Company may issue $2,500,000 worth of shares of Common Stock as payment for legal services, in three equal installments of $833,333 beginning on August 9, 2024. As of March 31, 2024, the amount is included in Subscription agreement as an asset of $1,875,150. Due to the nature of the settlement terms, the subreption agreement was deemed to be a derivative asset to the Company as of March 31, 2024. Change in fair value of the subscription agreement are measured at each reporting period with change reported in earnings. See valuation approach and further disclosure on Note 14.

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Toppan Merrill LLC – the Company issued to Toppan Merrill LLC (“Toppan”) a promissory note, dated as of February 9, 2024, in the aggregate principal amount of $160,025 (the “Toppan Note”). The maturity date of the Toppan Note is February 8, 2026 and the note accrues interest at a rate of 13% per annum. The principal and interest payments due under the note is not payable in shares of Common Stock. As of March 31, 2024, the amount is included in Promissory note payable.

●	Lead Nectar – up to 12,000 shares of Common Stock that may become issuable to Lead Nectar in lieu of payment for internet marketing services in the amount of $20,000.

Excise Taxes Payable

On February 6, 2023, the Company’s stockholders redeemed 14,667,626 shares of common stock for a total of $148,523,642. On August 4, 2023, the Company’s stockholders redeemed 406,990 shares of common stock for a total of $4,286,537. On February 9, 2024, the Company’s stockholders redeemed 4,940,885 shares of common stock for a total of $53,947,064. The Company evaluated the classification and accounting of the excise tax related to these stock redemptions under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future event(s) will confirm the loss or impairment of an asset, or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing a Business Combination as of September 30, 2023 and determined that a contingent liability should be calculated and recorded. As of March 31, 2024 and

December 31, 2023, the Company recorded $2,067,572 and $1,528,101, respectively, of excise tax liability calculated as 1% of shares redeemed.

Convertible Note Financing

On February 9, 2024, Wilson-Davis and Quantum entered into a securities purchase agreement (the “Purchase Agreement”) with Funicular Funds, LP, a Delaware limited partnership (“Funicular”), pursuant to which the Company sold and issued to Funicular, on that date, a secured convertible promissory note in the principal amount of $6,000,000 (the “Funicular Note”) for a purchase price of $6,000,000, in a private placement (the “Note Financing”). The proceeds raised in the Note Financing were used to pay a portion of the purchase price paid at Closing to the Wilson-Davis Sellers.

The Funicular Note has a stated maturity date of November 9, 2025. Interest accrues at a rate per annum equal to 12.5%, and is payable semi-annually on each June 30 and December 31. On each interest payment date, the accrued and unpaid interest shall, at the election of the Company in its sole discretion, be either paid in cash or paid in-kind by increasing the principal amount of the Funicular Note. In the event of an Event of Default (as defined in the Funicular Note), in addition to Funicular’s other rights and remedies, the interest rate would increase to 20% per annum. The Funicular Note is convertible, in whole or in part, into shares of Common Stock at the election of the holder at any time at an initial conversion price of $10.00 per share (the “Conversion Price”). The Conversion Price is subject to adjustment monthly to a price equal to the trailing five-day VWAP, subject to a floor of $2.00 per share (provided that if the Company sells stock at an effective price below $2.00 per share, such floor would be reduced to such effective price), and is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like. The Company has the right to redeem the Funicular Note upon 30 days’ notice after the earlier of August 7, 2024 and the effectiveness of the Registration Statement (as defined in the Funicular Note), and Funicular would have the right to require the Company to redeem the Note in connection with a Change of Control (as defined in the Note), in each case for a price equal to 101% of the outstanding principal amount of the Note plus accrued and unpaid interest. The Funicular Note contains covenants which, among other things, limit the ability of the Company and its subsidiaries to incur additional indebtedness, incur additional liens and sell its assets or properties.

The Funicular Note is secured by a perfected security interest in substantially all of the existing and future assets of the Company and each Grantor (as defined in the Security Agreement, as defined below), including a pledge of all of the capital stock of each of the Grantors, subject to certain exceptions, as evidenced by (i) a security agreement, dated as of February 9, 2024 (the “Security Agreement”), entered into among the Company, each of the Company’s subsidiaries and Funicular, and (ii) a guaranty, dated as of February 9, 2024 (the “Guaranty”), executed by each of the Company’s subsidiaries pursuant to which each of them has agreed to guaranty the obligations of the Company under the Funicular Note and the other Loan Documents (as defined in the Funicular Note).

Pursuant to the Purchase Agreement, the Company agreed, among other things, that if the Funicular Note becomes convertible into a number of shares of Common Stock in excess of 19.9% of the Company’s total number of shares of Common Stock outstanding, to seek the approval of its stockholders for the issuance of all shares of Common Stock issuable upon conversion of the Funicular Note in excess of that amount, in accordance with the rules of the NYSE American. Also pursuant to the Purchase Agreement, at the Closing the Sponsor transferred 600,000 Founder Shares and 600,000 private placement warrants to Funicular, which transfers terminated Quantum’s obligation to issue shares to Funicular pursuant to the terms of the non-redemption agreement, dated August 1, 2023, between Quantum and Funicular. The purchase price was allocated on a relative fair value basis resulting in the allocated value of the warrants transferred at $24,982 and the value of the shares transferred at $978,650 for a total value of $1,003,632 recorded as additional paid in capital.

In connection with the Note Financing, on February 9, 2024, the Company entered into a registration rights agreement with Funicular (the “Funicular Registration Rights Agreement”), pursuant to which the Company agreed, among other things, to file with the U.S. Securities and Exchange Commission within 15 days after the Closing Date a registration statement registering the resale of the shares of Common Stock issuable upon exercise of the Funicular Note (the “Funicular Registration Statement”), and the Company agreed to use its best efforts to have the Funicular Registration Statement declared effective as promptly as reasonably possible after the filing thereof, but in any event within 60 days of the Closing Date. If the registration statement is not filed within 30 days after the Closing or is not declared effective by the applicable deadline set forth in the Registration Rights Agreement, or under certain other circumstances described in the Registration Rights Agreement, then the Company shall be obligated to pay to the Buyer an amount in cash equal to 5% of the original principal amount of the Note on a monthly basis until the applicable event giving rise to such payments is cured. The Funicular Registration Rights Agreement also provides that the Company is obligated to file additional registration statements under certain circumstances, and provides Funicular with customary “piggyback” registration rights.

Subscription Agreement and Satisfaction and Discharge Agreement

On February 9, 2024, the Registrant entered into a Subscription Agreement (the “Subscription Agreement”) and Satisfaction and Discharge Agreement (“Discharge Agreement”) with Winston & Strawn LLP (“Winston”), Calculator New Pubco, Inc. and Quantum. The Registrant accepted the offer of Winston to subscribe for an aggregate of $2.5 million worth of shares of its common stock in lieu of fees accrued prior to the Business Combination. In accordance with the Discharge Agreement, Winston, the service provider, has irrevocably waived their rights to receive the professional fees for the Prior Services in cash and has agreed to the Company tendering the full amount of the Fees in cash at Closing, Winston accept common stock of the Post-Closing Company as satisfaction of the Fees. As a result of the Discharge Agreement, Winston has legally released the Company from being the primary obligor under the liability. As a result, the Company has concluded that such liabilities are no longer an obligation of the Company and therefore qualify for extinguishment. The Subscription Agreement is considered a variable-share obligation under ASC Topic 480 (“Distinguishing Liabilities from Equity”). The Subscription Agreement meets the requirements for classification under ASC 480 and as a result is required to be accounted for as a liability under ASC 480 and is presented as such on the Consolidated Balance Sheets. The Company will record a change in fair value on each reporting period until settlement in its Consolidated Statement of Operations. See foot note 14 for additional disclosures.

Indemnification Agreements

On the Closing Date, in connection with the Closing, the Company entered into indemnification agreements with each of its directors and executive officers, which provide for indemnification and advancements by the Company of certain expenses and costs under certain circumstances. The indemnification agreements provide that AtlasClear Holdings will indemnify each of its directors and executive officers against any and all expenses incurred by that director or executive officer because of his or her status as a director or officer of AtlasClear Holdings, to the fullest extent permitted by Delaware law, the Amended and Restated Certificate of Incorporation and the Amended and Restated Bylaws.

Wilson-Davis

On February 27, 2018, an extended hearing panel of the Department of Enforcement of the Financial Industry Regulatory Authority, Inc. (“FINRA”), Office of Hearing Officers, issued its decision ordering fines aggregating $1.47 million for violations of the applicable short sales and anti-money laundering rules. Wilson-Davis appealed the decision to the National Adjudicatory Council (“NAC”). On December 19, 2019, NAC issued its decision ordering that the fines be reduced by $205,000 to an aggregate $1.265 million. Wilson-Davis made a timely appeal to the SEC to hear the case. Pursuant to FINRA rules, Wilson-Davis’s timely appeal of the decision to the SEC deferred the effectiveness of the findings and sanctions. Due to the disparity in the range of fines of similar cases, Wilson-Davis believes that the final amount is not reasonably estimable. Wilson-Davis has booked a contingent liability totaling $100,000, which represents the estimated low end of the possible range of fines. On December 28, 2023, the SEC issued an Opinion sustaining FINRA’s findings of violations against Wilson-Davis. The Opinion set aside the fines FINRA imposed on Wilson-Davis for the Reg SHO violations and the supervisory and AML violations. The SEC remanded the case to FINRA to reconsider the appropriate sanctions.

On October 16, 2023, Wilson-Davis entered into a Fifth Addendum to Lease for the Salt Lake City office. The lease is for three years.

On December 21, 2023, Wilson-Davis entered into a Second Amendment to Office Lease for the Denver office. The lease is for one year.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on February 4, 2021, the holders of the Founder Shares, as well as the holders of the Private Warrants (and underlying securities) and any warrants issued in payment of Working Capital Loans made to the Company (and underlying securities) will have registration and stockholder rights pursuant to an agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of Common Stock are to be released from escrow. The holders of a majority of the Private Warrants (and underlying securities) can elect to exercise these registration rights at any time after the consummation of a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration and stockholder rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 2,625,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On February 12, 2021, the underwriter’s elected to fully exercise the over-allotment option to purchase an additional 2,625,000 Public Units at a price of $10.00 per Public Unit.

Business Combination Marketing Agreement

The Company engaged the underwriters as advisors in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’s attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the potential Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the underwriters the marketing fee for such services upon the consummation of our initial business combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Initial Public offering or $7,043,750. On February 9, 2024, upon the closing of the Business Combination, the $7,043,750 fee was waived in exchange for the issuance by the Company to the Underwriters a convertible promissory note in the aggregate principal amount of $4,150,000. Such note (the “Chardan Note”) was issued by the Company at the Closing.

Business Combination Agreement

Throughout the notes to the condensed consolidated financial statements, unless otherwise noted or otherwise suggested by context, the “Company” refers to Quantum FinTech Acquisition Corporation prior to the consummation of the Business Combination, and to AtlasClear Holdings, Inc. after the consummation of the Business Combination.

On November 16, 2022, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among the Company, Calculator New Pubco, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“New Pubco”), Calculator Merger Sub 1, Inc., a Delaware corporation and a wholly-owned subsidiary of New Pubco (“Merger Sub 1”), Calculator Merger Sub 2, Inc., a Delaware corporation and a wholly-owned subsidiary of New Pubco (“Merger Sub 2”), AtlasClear, Inc., a Wyoming corporation (“AtlasClear”), Atlas FinTech Holdings Corp., a Delaware corporation (“Atlas FinTech”) and Robert McBey.

The Business Combination Agreement was unanimously approved by the Company’s Board based upon the unanimous recommendation of a special committee of independent directors. If the Business Combination Agreement is approved by the Company’s stockholders, and the transactions contemplated by the Business Combination Agreement are consummated, (i) Merger Sub 1 will merge with and into the Company, with the Company continuing as the surviving corporation and a wholly-owned subsidiary of New Pubco and (ii) Merger Sub 2 will merge with and into AtlasClear, with AtlasClear continuing as the surviving corporation and a wholly-owned subsidiary of New Pubco (collectively, the “Business Combination”).

Prior to the closing of the Business Combination (the “Closing”), AtlasClear will receive certain assets from Atlas FinTech and Atlas Financial Technologies Corp., will complete the acquisition of broker-dealer Wilson-Davis & Co., Inc. (“WDCO”) and will seek to consummate a transaction with Pacsquare Technologies, LLC (“Pacsquare”). In addition, at Closing, the definitive agreement pursuant to which AtlasClear has agreed to acquire Commercial Bancorp, a Wyoming corporation (“CB”) shall continue to be in full force and effect (the “CB Merger Agreement”). The Company expects the Closing to occur before the closing of the transactions contemplated by the CB Merger Agreement (the “CB Closing”).

At the Closing, AtlasClear stockholders will receive merger consideration in shares of New Pubco Common Stock equal to the quotient of (i) $75.4 million, less the purchase prices for WDCO and CB, divided by (ii) $10.

In addition, the AtlasClear stockholders will receive up to 5,944,444 shares of New Pubco Common Stock (the “Earn Out Shares”). The Earn Out Shares will be issued to AtlasClear stockholders upon certain milestones (based on the achievement of certain price targets of New Pubco Common Stock following the Closing). In the event such milestones are not met within the first 18 months following the Closing, the Earn Out Shares will be forfeited. Atlas FinTech will also receive up to $20 million of New Pubco Common Stock (“Software Products Earn Out Shares”), which will be issued to Atlas FinTech upon certain milestones based on the achievement of certain revenue targets of software products contributed to AtlasClear by Atlas FinTech and Atlas Financial Technologies Corp. following the Closing. The revenue targets will be measured yearly for the five years following Closing, with no catch-up between the years.

In connection with the Closing, each share of the Company’s Common Stock (“Company Common Stock”) (other than shares held by Atlas FinTech) that is outstanding and has not been redeemed will be converted into one share of New Pubco Common Stock.

Each outstanding warrant to purchase Company Common Stock (“Company Warrant”) (other than Private Warrants, described below) will become a warrant to purchase one-half of a share of New Pubco Common Stock. Each outstanding warrant to purchase Company Common Stock initially issued in a private placement in connection with the Company’s initial public offering (“Private Warrant”) will become a warrant to purchase one share of New Pubco Common Stock.

Atlas FinTech, which directly or indirectly holds shares of Company Common Stock and Private Warrants, has agreed to transfer, or cause to transfer, up to 1,279,427 of Company Common Stock and up to 1,657,579 of the Private Warrants held indirectly by it to potential sources of debt, equity or financing if the Company pursues financing between signing and the Closing. Any of such Company Common Stock or Private Warrants remaining following any transfers for potential financing will be forfeited for no consideration.

On April 28, 2023, the Company and AtlasClear entered into Amendment No. 1 to the Business Combination Agreement (the “Amendment”). The Amendment amends the Business Combination Agreement to provide that the consummation of the transactions contemplated by the letter of intent pursuant to which AtlasClear expects to acquire certain technology assets of Pacsquare Technologies, LLC, will no longer be required to be completed prior to the closing of the Business Combination.

On August 8, 2023, the Company and AtlasClear entered into Amendment No. 2 to the Business Combination Agreement (the “Second Amendment”). The Second Amendment amends the Business Combination Agreement to extend the Outside Date to November 6, 2023.

On October 12, 2023, the Company announced the effectiveness of the registration statement on Form S-4 for the Business Combination Agreement.

On October 19, 2023, the Company and AtlasClear entered into a Business Combination Agreement Waiver (the “Business Combination Agreement Waiver”) to waive the Minimum Cash Condition closing condition (as defined in the Business Combination Agreement) set forth in Section 8.1(j) of the Business Combination Agreement.

On November 6, 2023, the Company and AtlasClear entered into Amendment No. 3 to the Business Combination Agreement (the “Amendment”). The Amendment amends the Business Combination Agreement to extend the date after which either Quantum or AtlasClear may terminate the Business Combination Agreement from November 6, 2023 to November 22, 2023.

On February 9, 2024, the Company completed its business combination with AtlasClear (see Note 10.)

Non-Redemption Agreement

On August 1, 2023, the Company and Quantum Ventures entered into a non-redemption agreement (the “Non-Redemption Agreement”) with Funicular Funds, LP (the “Holder”) in exchange for the Holder agreeing either not to request redemption in connection with the Extension (as defined below) or to reverse any previously submitted redemption demand in connection with the Extension with respect to an aggregate of 2,351,800 shares of Common Stock at the special meeting of stockholders called by the Company to, among other things, approve an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company must consummate an initial business combination to up to February 9, 2024 or such earlier date as is determined by the board of directors of the Company to be in the best interests of the Company (the “Extension”). In consideration of the foregoing agreement, immediately prior to, and substantially concurrently with, the closing of an initial business combination, (i) Quantum Ventures (or its designees or transferees) will surrender and forfeit to the Company for no consideration an aggregate of 235,180 shares of Common Stock held by Quantum Ventures (the “Forfeited Shares”) and an aggregate of 235,180 warrants held by Quantum Ventures to purchase 235,180 shares of Common Stock (the “Forfeited Warrants”) and (ii) the Company shall issue to the Holder a number shares of Common Stock equal to the number of Forfeited Shares and a number of warrants to purchase shares of Common Stock equal to the number of Forfeited Warrants. The non-redemption agreement liability was recorded at its initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the non-redemption agreement liability were recognized as a non-cash gain or loss on the consolidated statements of operations. The fair value of the non-redemption agreement liability is discussed in Note 10.

As of February 9, 2024, there are no further obligations under the Non-Redemption Agreement and the agreement is terminated.

Excise Taxes Payable

On February 6, 2023, the Company’s stockholders redeemed 14,667,626 shares of Common Stock for a total of $148,523,642. On August 4, 2023, the Company’s stockholders redeemed 406,990 shares of Common Stock for a total of $4,286,537. The Company evaluated the classification and accounting of the excise tax related to these stock redemptions under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future event(s) will confirm the loss or impairment of an asset, or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing a Business Combination as of December 31, 2023 and determined that a contingent liability should be calculated and recorded. As of December 31, 2023, the Company recorded $1,528,101 of excise tax liability calculated as 1% of shares redeemed.

WILSON-DAVIS & CO., INC
COMMITMENTS AND CONTINGENCIES

NOTE 5 – COMMITMENTS AND CONTINGENCIES

On February 27, 2018, an extended hearing panel of the Department of Enforcement of the Financial Industry Regulatory Authority, Inc. (“FINRA”), Office of Hearing Officers, issued its decision ordering fines aggregating $1.47 million for violations of the applicable short sales and anti-money laundering rules. Wilson-Davis appealed the decision to the National Adjudicatory Council (“NAC”). On December 19, 2019, NAC issued its decision ordering that the fines be reduced by $205,000 to an aggregate $1.265 million. Wilson-Davis made a timely appeal to the SEC to hear the case. Pursuant to FINRA rules, Wilson-Davis’s timely appeal of the decision to the SEC deferred the effectiveness of the findings and sanctions. Due to the disparity in the range of fines of similar cases, Wilson-Davis believes that the final amount is not reasonably estimable. Wilson-Davis has booked a contingent liability totaling $100,000, which represents the estimated low end of the possible range of fines. On December 28, 2023, the SEC issued an Opinion sustaining FINRA’s findings of violations against Wilson-Davis. The Opinion set aside the fines FINRA imposed on Wilson-Davis for the Reg SHO violations and the supervisory and AML violations. The SEC remanded the case to FINRA to reconsider the appropriate sanctions.

On October 16, 2023, Wilson-Davis entered into a Fifth Addendum to Lease for the Salt Lake City office. The lease is for three years.

On December 21, 2023, Wilson-Davis entered into a Second Amendment to Office Lease for the Denver office. The lease is for one year.